SUBSEQUENT EVENTS (Details Narrative) (USD $)	1 Months Ended
	Feb. 28, 2013	Jan. 31, 2013	Nov. 30, 2015	Jun. 18, 2015	Feb. 09, 2015	Nov. 30, 2014	Jun. 18, 2014	Mar. 14, 2014	Feb. 09, 2014	Nov. 30, 2013	Jun. 18, 2013	Feb. 12, 2013	Feb. 09, 2013
SUBSEQUENT EVENTS
Shares sold in private transaction	3,000,000	1,513,333
Net proceeds from hares sold in private transaction	$ 300,000	$ 151,333
Shares owned after the sale in private transaction	22,000,000	0
Vesting schedule of restriced stock, extension			33.34%	33.34%		33.33%	33.33%	33.33%		33.33%	33.33%
Vesting schedule of restricted stock, shares					3,000,000			6,000,000	3,000,000				6,000,000
Maximum shares of common stock issuable under 2013 Plan	40,000,000
Shares of restricted stock granted to director and five employees												4,300,000
Restricted stock granted to director and five employees, per share												$ 0.51
Restricted stock granted to five consultants												2,400,000
Restricted stock granted to five consultants, per share												$ 0.51